Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Jun. 30, 2025
Critical Accounting Judgements, Estimates and Assumptions [Abstract]
Critical accounting judgements, estimates and assumptions

Note 4. Critical accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed below.

Impacts of Covid-19

Judgement has been exercised in considering the impacts that the Coronavirus (COVID-19) pandemic has had, or may have, on the Consolidated Entity based on known information. This consideration extends to the nature of the products and services offered, customers, supply chain, staffing and geographic regions in which the Consolidated Entity operates. Other than as addressed in specific notes, there does not currently appear to be either any significant impact upon the condensed consolidated financial statements or any significant uncertainties with respect to events or conditions which may impact the Consolidated Entity unfavorably as at the reporting date or subsequently as a result of the Coronavirus (COVID-19) pandemic.

Estimation of useful lives of assets

The Consolidated Entity determines the estimated useful lives and related depreciation and amortisation charges for its property, plant and equipment and finite life intangible assets. The useful lives could change significantly as a result of technical innovations or some other event. The depreciation and amortization charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down.

Intangible assets

The Consolidated Entity tests annually, or more frequently if events or changes in circumstances indicate impairment, whether indefinite life or finite life intangible assets have suffered any impairment, in accordance with the accounting policy stated in note 3. The recoverable amounts of cash-generating units have been determined based on value-in-use calculations. These calculations require the use of assumptions, including estimated discount rates based on the current cost of capital and growth rates of the estimated future cash flows.

Income tax

The Consolidated Entity is subject to income taxes in the jurisdictions in which it operates. Significant judgement is required in determining the provision for income tax. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Consolidated Entity recognises liabilities for anticipated tax audit issues based on the Consolidated Entity’s current understanding of the tax law. Where the final tax outcome of these matters is different from the carrying amounts, such differences will impact the current and deferred tax provisions in the period in which such determination is made.

Recognition of deferred tax assets

Deferred tax assets are recognised for deductible temporary differences and carried forward losses, only if the Consolidated Entity considers it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Leases- Incremental borrowing rate

Where the interest rate implicit in a lease cannot be readily determined, an incremental borrowing rate is estimated to discount future lease payments to measure the present value of the lease liability at the lease commencement date. Such a rate is based on what the Consolidated Entity estimates it would have to pay a third party to borrow the funds necessary to obtain an asset of a similar value to the right-of-use asset, with similar terms, security and economic environment.

Employee benefits provision

As discussed in note 3, the liability for employee benefits expected to be settled more than 12 months from the reporting date are recognised and measured at the present value of the estimated future cash flows to be made in respect of all employees at the reporting date. In determining the present value of the liability, estimates of attrition rates and pay increases through promotion and inflation have been taken into account.

Going Concern

The working capital position as at 30 June 2025 of the Consolidated Entity reflected an excess of current liabilities over current assets of $4,125,457 (30 June 2024: $3,562,838). For the year ended 30 June 2025, The Consolidated Entity made a loss after income tax expense of $6,645,453 (30 June 2024 loss after income tax expense of $3,546,195). The cash balance as at 30 June 2025 was $344,648 (30 June 2024 was $24,522).

The above matters give rise to a material uncertainty that may cast significant doubt over the Consolidated Entity’s ability to continue as a going concern. Therefore, the Consolidated Entity may be unable to realise its assets and discharge its liabilities in the normal course of business at the amounts stated in the consolidated financial statements.

Notwithstanding the above matters, the Directors believe that it is reasonably foreseeable that the Consolidated Entity will be able to continue as a going concern and that it is appropriate to adopt the going concern basis in the preparation of the financial report, after considering the following matters:

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The Directors have prepared detailed cash flow projections for a period of at least 12 months from the date of signing this consolidated financial report. The Consolidated Entity’s ability to fund its operations is dependent upon management’s plans and execution, which include raising additional capital, if required, through public offerings, obtaining regulatory approvals for its products and generating revenues from these products and having the ability to be able to reduce expenditure accordingly if required, in order to be able to pay its debts as and when they fall due.

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The Consolidated Entity’s ability to fund its operations is dependent upon management’s plans and execution, which include raising additional capital, if required, through public and other offerings, obtaining regulatory approvals for its products and generating revenues from these products and having the ability to be able to reduce expenditure accordingly if required, in order to be able to pay its debts as and when they fall due.

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On 21 February, 2025 the Consolidated Entity’s board of directors approved by resolution a raising of up to AUD$1,500,000 in Convertible Notes with a maturity date of 1 July, 2026 such that the Company may continue to operate as a going concern.

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On 13 March, 2025, the Consolidated Entity signed a purchase agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”) for an Equity Line of Credit, whereby we may receive gross proceeds of up to USD$12,000,000 from the sale of Ordinary Shares to Lincoln Park under the Purchase Agreement, from time to time, at our discretion after a registration statement is declared effective and after satisfaction of other conditions in the Purchase Agreement.

The Consolidated Entity’s consolidated financial statements have therefore been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Consolidated Entity be unable to continue as a going concern.